Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
DisclosureOfCashAndCashEquivalentsExplanatory [Abstract]
Cash and cash equivalents
Note 10

Cash and cash equivalents

10.1

Types of cash and cash equivalents

As of December 31, 2019, and December 31, 2018, cash and cash equivalents are detailed as follows:

Cash	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $
Cash on hand	71	75
Cash in banks	105,141	101,662
Other demand deposits	6,986	746
Total cash	112,198	102,483

Cash equivalents	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $
Short-term deposits, classified as cash equivalents	149,099	187,666
Short-term investments, classified as cash equivalents	327,233	265,917
Total cash equivalents	476, 332	453,583
Total cash and cash equivalents	588,530	556,066

10.2

Short-term investments, classified as cash equivalents

As of December 31, 2019 and 2018, the short-term investments classified as cash and cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $
Legg Mason - Western Asset Institutional Cash Reserves	181,155	132,108
JP Morgan US dollar Liquidity Fund Institutional	146,078	133,809
Total	327,233	265,917

Short-term investments are highly liquid mutual funds that are basically invested in short-term fixed rate notes in the U.S. market.

10.3

Information on cash and cash equivalents by currency

As of December 31, 2019 and 2018, information on cash and cash equivalents by currency is detailed as follows:

Original currency	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $
Chilean Peso (*)	8,240	157,500
US Dollar	558,572	353,674
Euro	3,131	4,738
Mexican Peso	2,103	1,242
South African Rand	3,929	5,219
Japanese Yen	1,559	1,786
Peruvian Sol	4	1
Indian rupee	6	-
Chinese Yuan	2,484	2,305
D i rham United Arab Emirates	-	1
Indonesian rupee	3	-
Argentine Peso	3	2
Pound Sterling	3	-
Australian dollar	8,492	29,598
Polish Z l o ty	1	-
Total	588,530	556,066

(*) The Company maintains financial derivative instruments policies which allow Management to convert term deposits denominated in pesos and UF to US dollars.

10.4

Amount restricted (unavailable) cash balances

Cash on hand and cash in banks are available resources, and their carrying value is equal to their fair value.

Financial assets pledged as collateral

On November 4, 2004, Isapre Norte Grande has a guarantee equivalent to the total amount owed to its subsidiaries and medical suppliers, which is administered and maintained by Banco de Chile.

As of December 31, 2019 and 2018,
pledged assets are as follows

Restricted cash balances	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $
Isapre Norte Grande Ltda.	551	712
Total	551	712

10.5

Short-term deposits, classified as cash equivalents

The detail at the end of each period is as follows:

Receiver of the deposit	Type of deposit	Original currency	Interest rate	Placement date	Maturity	Principal	Interest accrued to-date	As of December 31, 2019
						ThUS $	ThUS $	ThUS $
Banco crédito e inversiones	Fixed term	US$	3.45%	11-18-2019	02-13-2020	18,000	74	18,074
Banco crédito e inversiones	Fixed term	US$	2.85%	12-26-2019	02-20-2020	20,000	8	20,008
Banco de Chile	Fixed term	US$	3.45%	11-15-2019	01-23-2020	14,000	62	14,062
Banco de Chile	Fixed term	US$	3.50%	11-15-2019	01-09-2020	18,000	80	18,080
Banco de Chile	Fixed term	US$	3.45%	11-15-2019	01-16-2020	18,000	79	18,079
Banco Itau Chile	Fixed term	US$	2.90%	12-26-2019	02-20-2020	33,000	13	33,013
Scotiabank Sud Americano	Fixed term	CLP$	2.16%	12-30-2019	08-08-2020	6,812	-	6,812
Banco crédito e inversiones	Fixed term	US$	3.51%	11-21-2019	01-28-2020	1,000	4	1,004
Banco crédito e inversiones	Fixed term	US$	3.75%	12-02-2019	02-27-2020	2,000	6	2,006
Banco crédito e inversiones	Fixed term	US$	3.60%	11-25-2019	01-28-2020	1,000	4	1,004
Banco Estado	Fixed term	US$	2.15%	16-12-2019	01-06-2020	500	-	500
Banco Santander - Santiago	Fixed term	US$	2.55%	12-09-2019	02-04-2020	1,700	3	1,703
Corpbanca	Fixed term	US$	2.55%	12-16-2019	01-06-2020	2,500	3	2,503
Corpbanca	Fixed term	US$	3.64%	11-29-2019	02-13-2020	1,500	5	1,505
Corpbanca	Fixed term	US$	2.80%	11-12-2019	01-28-2020	2,000	8	2,008
Banco Santander - Santiago	Fixed term	US$	2.33%	10-16-2019	01-12-2020	1,000	5	1,005
Scotiabank Sud Americano	Fixed term	US$	2.45%	12-17-2019	01-13-2020	3,600	3	3,603
Scotiabank Sud Americano	Fixed term	US$	3.20%	11-13-2019	01-30-2020	500	2	502
Scotiabank Sud Americano	Fixed term	US$	3.40%	12-02-2019	02-27-2020	2,000	5	2,005
Scotiabank Sud Americano	Fixed term	US$	3.45%	11-18-2019	01-30-2020	1,500	6	1,506
BBVA Banco Francés	Fixed term	US$	39%	12-26-2019	01-27-2020	52	1	53
Banco Itaú S.A.	On demand	US$	8%	10-17-2019	12-31-2019	64	-	64
						148,728	371	149,099

Receiver of the deposit	Type of deposit	Original currency	Interest rate	Placement date	Maturity date	Principal	Interest accrued to-date	As of December 31, 2018
						ThUS $	ThUS $	ThUS $
Scotiabank	Fixed term	Ch$	2.50%	10-18-2018	01-16-2019	14,606	90	14,696
Banco Crédito e Inversiones	Fixed term	Ch$	2.55%	11-06-2018	01-09-2019	19,632	92	19,724
Scotiabank	Fixed term	Ch$	2.55%	11-30-2018	01-03-2019	14,393	38	14,431
Scotiabank	Fixed term	Ch$	2.55%	12-03-2018	01-03-2019	11,515	27	11,542
Itau-Corpbanca	Fixed term	Ch$	2.50%	12-03-2018	01-03-2019	14,393	34	14,427
Itau-Corpbanca	Fixed term	Ch$	2.50%	12-07-2018	01-09-2019	14,393	29	14,422
Itau-Corpbanca	Fixed term	Ch$	2.50%	12-10-2018	01-09-2019	12,954	23	12,977
Scotiabank	Fixed term	Ch$	2.35%	12-10-2018	01-09-2019	12,954	21	12,975
Itau-Corpbanca	Fixed term	US$	3.06%	12-11-2018	01-11-2019	1,300	2	1,302
Banco Estado	Fixed term	US$	2.75%	12-12-2018	01-15-2019	1,000	1	1,001
Itau-Corpbanca	Fixed term	Ch$	2.50%	12-14-2018	01-09-2019	14,392	20	14,412
Scotiabank	Fixed term	Ch$	2.65%	12-17-2018	01-17-2019	14,393	18	14,411
Scotiabank	Fixed term	Ch$	2.60%	12-17-2018	01-17-2019	10,892	13	10,905
Banco Crédito e Inversiones	Fixed term	US$	2.93%	12-17-2018	01-31-2019	1,400	2	1,402
Itau-Corpbanca	Fixed term	US$	3.30%	12-17-2018	01-31-2019	1,400	2	1,402
Itau-Corpbanca	Fixed term	US$	3.40%	12-17-2018	01-31-2019	3,000	4	3,004
Banco de Chile	Fixed term	US$	3.06%	12-17-2018	01-31-2019	1,700	2	1,702
Scotiabank Sud Americano	Fixed term	US$	2.95%	12-17-2018	01-31-2019	1,500	2	1,502
Banco de Chile	Fixed term	US$	3.26%	12-19-2018	01-31-2019	800	1	801
Banco Crédito e Inversiones	Fixed term	US$	3.42%	12-26-2018	02-26-2019	2,800	1	2,801
Banco de Chile	Fixed term	US$	3.26%	12-26-2018	02-26-2019	2,800	1	2,801
Scotiabank Sud Americano (*)	Fixed term	Ch$	0.26%	12-27-2018	01-07-2019	1,439	1	1,440
Scotiabank Sud Americano (*)	Fixed term	Ch$	0.26%	12-27-2018	01-14-2019	2,879	1	2,880
Scotiabank Sud Americano (*)	Fixed term	Ch$	0.26%	12-27-2018	01-21-2019	1,439	1	1,440
Banco Estado	Fixed term	US$	3.15%	12-28-2018	01-28-2019	2,000	1	2,001
Banco Estado	Fixed term	US$	3.15%	12-28-2018	01-28-2019	600	-	600
Banco de Chile	Fixed term	US$	3.16%	12-28-2018	01-28-2019	2,000	1	2,001
Banco Crédito e Inversiones	Fixed term	US$	2.53%	12-28-2018	01-08-2019	1,000	-	1,000
Banco Crédito e Inversiones	Fixed term	US$	3.08%	12-28-2018	01-28-2019	2,500	1	2,501
Banco Santander- Santiago (*)	Fixed term	Ch$	0.20%	12-28-2018	01-04-2019	432	-	432
BBVA Banco Francés	Fixed term	US$	-	12-31-2018	01-21-2019	81	3	84
Nedbank	On demand	US$	-	12-31-2018	01-01-2019	647	-	647
Total						187,234	432	187,666

(*) Corresponds to a monthly rate.

10.6

Net Debt reconciliation

This section sets out an analysis of net debt and the movements in net debt for each of the periods presented. The definition of net debt is disclosed in Note 19.1.

Net debt	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $
Cash and cash equivalents	588,530	556,066
Other current financial assets	505,490	312,721
Other non-current financial hedge assets	3,918	13,425
Other current financial liabilities	(298,822)	(23,585)
Other non-current financial liabilities	(1,518,926)	(1,330,382)
Total	(719,810)	(471,755)

		Adjustment to	Monetary			Non-monetary
		initial balances				Hedging and
	As of December	by adoption of	Amounts from	Amounts from	Other cash	non-hedging	Exchange rate		As of December
Cash and cash equivalents	31, 2018	IFRS 16	loans	interest	income/expenses	instruments	differences	Other	31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(1,333,793)	-	(442,465)	65,754	6,816	-	20,839	(70,179)	(1,753,028)
Current and non-current lease liabilities	-	(45,115)	7,221	1,537	-	-	-	(1,540)	(37,897)
Financial instruments derived from hedging	(17,318)	-	(439)	5,209	-	(12,014)	-	907	(23,655)
Financial instruments derived from non-hedging	(2,856)	-	-	-	-	(313)	-	-	(3,169)
Subtotal	(1,353,967)	(45,115)	(435,683)	72,500	6,816	(12,327)	20,839	(70,812)	(1,817,749)
Cash and cash equivalents	556,066	-	-	-	47,396	-	(14,932)	-	588,530
Deposits that do not qualify as cash and cash equivalents	291,790	-	-	(25,809)	224,499	-	(31,080)	26,289	485,689
Derivatives from hedge assets	31,663	-	-	-	(34,434)	23,034	-	925	21,188
Derivatives from other financial non-hedge assets	2,693	-	-	-	(1,403)	1,242	-	-	2,532
Total	(471,755)	(45,115)	(435,683)	46,691	242,874	11,949	(25,173)	(43,598)	(719,810)